Stock-Based Compensation and Benefit Plans - Stock Compensation Expense (Details) - USD ($)	1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Feb. 28, 2013	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Stock-based compensation costs included in:
Share-based compensation expense		$ 83,402		$ 38,699		$ 154,308	$ 85,209	$ 316,176	$ 700,715
Total compensation costs not yet recognized
Share-based compensation, costs not yet recognized	$ 117,000
Number of Options, Exercised (in shares)									30,000
Employee stock options
Stock-based compensation costs included in:
Share-based compensation expense	$ 119,000
Total compensation costs not yet recognized
Share-based compensation, costs not yet recognized		131,254				$ 131,254		$ 178,934
Weighted average period over which unrecognized compensation is expected to be recognized						1 year 3 months 18 days		7 months 18 days
Number of Options, Exercised (in shares)			0		0	0	0	0	0
Cost of Sales
Stock-based compensation costs included in:
Share-based compensation expense		12,543		1,571		$ 16,438	$ 3,746	$ 21,753	$ 1,815
Selling and Marketing Expense
Stock-based compensation costs included in:
Share-based compensation expense		18,938		2,226		31,061	4,017	51,803	67,697
Research and Development Expense
Stock-based compensation costs included in:
Share-based compensation expense		21,706		1,314		39,141	3,379	41,365	48,609
General and Administrative Expense
Stock-based compensation costs included in:
Share-based compensation expense		$ 30,215		$ 33,588		$ 67,668	$ 74,067	$ 201,255	$ 582,594